Accounts payable (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts Payable, Current [Abstract]
Payable for advertisement fees	$ 81,197	$ 8,978
Rebate payable to sales agents	10,397	1,691
Payable related to purchases of property and equipment	6,537	1,813
Payable to group buying merchants	1,064	3,228
Others	2,440	319
Total	$ 101,635	$ 16,029